Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,988,000
Previously Paid Amount	0.00
Total Fee Amount	1,474.23
Total Offset Amount	0.00
Net Fee	1,474.23
Narrative - Max Aggregate Offering Price	$ 9,988,000
Final Prospectus	true